Shareholders' equity - Share Based Payments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Share-based compensation expense	$ 3,100	$ 9,929